Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2010

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.
                                    [ ] includes the cover page.

Institutional Investment Manager Filing this Report:

Name:     RockView Management, LLC
Address:  One Station Place
          Stamford, CT 06902

Form 13F File Number: 028-11749

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Elysia Pawlowicz
Title: Chief Compliance Officer
Phone: 203-388-4924

Signature, Place, and Date of Signing:
Elysia Pawlowicz                 Stamford, CT               04/28/2010
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 42
Form 13F Information Table Value Total: $ 65,457 (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.             Form 13F File Number            Name

None

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FORM 13F INFORMATION TABLE

                                                                 VALUE     SHARES/   SH/ PUT/ INVSTMT  OTHER VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS    CUSIP        (x$1000)   PRN AMT/  PRN CALL  DSCRETN  MGRS  SOLE   SHARED
FOSTER WHEELER AG US LISTED	COM		  H27178104          0	         1	       SOLE    NONE	  1  NONE
DUNE ENERGY INC NEW		COM		  265338509	     0	      1581	       SOLE    NONE    1581  NONE
PORTLAND GENERAL ELECTRIC C	COM		  736508847	    23	      1633	       SOLE    NONE    1633  NONE
FOSTER WHEELER AG            	COM		  H27178104	     0		 1	       SOLE    NONE	  1  NONE
PUT  OQA    01/22/11    90   	GOLD SHS	  78463V107	   104	       600	       SOLE    NONE	600  NONE
DIREXION SHS ETF TR          	DLY FIN BULL N    25459W516	   131	      1360	       SOLE    NONE    1360  NONE
PORTLAND GENERAL ELECTRIC C 	COM		  736508847	    23	      1633             SOLE    NONE    1633  NONE
DUNE ENERGY INC              	COM		  265338509	     1	      3010	       SOLE    NONE    3010  NONE
DIREXION SHARES ETF TR       	DLY FIN BEAR NE   25459W490	    67	      5000	       SOLE    NONE    5000  NONE
PROSHARES ULTRA QQQ          	PSHS ULTRA QQQ	  74347R206	   393	      6000	       SOLE    NONE    6000  NONE
PROSHARES ULTRASHORT QQQ     	PSHS ULTSHRT QQ   74347R875	   167	     10000	       SOLE    NONE   10000  NONE
CIT GROUP INC                	COM		  125581801	   584	     15000	       SOLE    NONE   15000  NONE
BCS IPATH S&P 500 VIX SHORT  	IPATH SHRT ETN	  06740C527	   525	     25000	       SOLE    NONE   25000  NONE
WTS INFORMATION SERVICES GRO	*W EXP 1.31.201	  45675Y112	     2	     37500	       SOLE    NONE   37500  NONE
MORGAN STANLEY               	COM		  617446448	  1435	     49000	       SOLE    NONE   49000  NONE
WTS NAVIOS MARITIME          	*W EXP 6.25.201	  Y62159119	    30	     49500	       SOLE    NONE   49500  NONE
POWERSHARES DB U S DLR INDE 	DOLL INDX BULL	  73936D107	  1190	     50000	       SOLE    NONE   50000  NONE
PROSHARES ULTRA REAL ESTATE  	PSHS ULTRA R/ES   74347R677	   488	     60000	       SOLE    NONE   60000  NONE
WTS SEARCHMEDIA HOLDINGS     	*W EXP 99/99/99   G8005Y114	    60	     60300	       SOLE    NONE   60300  NONE
BANK OF AMERICA CORP         	COM		  060505104	  1125	     63000	       SOLE    NONE   63000  NONE
WTS LIBERTY ACQUISITION      	*W EXP 12.12.20   53015Y115	    57	     64500	       SOLE    NONE   64500  NONE
PROSHARES ULTRASHORT S&P500  	PSHS ULSHT SP500  74347R883	  2014	     65000	       SOLE    NONE   65000  NONE
TERREMARK WORLDWIDE INC      	COM NEW		  881448203	   456	     65000	       SOLE    NONE   65000  NONE
CITIGROUP INC                	COM		  172967101	   267	     65928	       SOLE    NONE   65928  NONE
WISDOMTREE TR                	CHINESE YUAN ET   97717W182	  2012	     80000	       SOLE    NONE   80000  NONE
WTS RETAIL OPPORTUNITY       	*W EXP 10/23/20   76131N119	    98	     94900	       SOLE    NONE   94900  NONE
WTS ARMOUR RESIDENTIAL REIT  	*W EXP 11/07/20   042315119	     5	     95000	       SOLE    NONE   95000  NONE
WTS ATLAS ACQUISITION HOLDIN 	*W EXP 1.23.201	  049162118	     0	    125000	       SOLE    NONE  125000  NONE
WTS TWO HARBORS INVESTMENT   	*W EXP 07/13/2    90187B119	    39	    139500	       SOLE    NONE  139500  NONE
WTS BPW ACQUISITION CORP     	*W EXP 2.26.201	  055637110	   338	    200000	       SOLE    NONE  200000  NONE
TOWER SEMICONDUCTOR LTD      	COM		  M87915100	   679	    404400	       SOLE    NONE  404400  NONE
TLC VISION CORPORATION       	COM		  872549100	    30	    422383	       SOLE    NONE  422383  NONE
E TRADE FINANCIAL CORPORATIO 	COM		  269246104	  1112	    673771	       SOLE    NONE  673771  NONE
LEVEL 3 COMMUNICATIONS INC   	NOTE 5.25%	  52729NBF6	   974	   1000000	       SOLE    NONE 1000000  NONE
JAZZ TECHNOLOGIES INC        	NOTE 8.000%12/	  47214EAA0	  4942	   5175000	       SOLE    NONE 5175000  NONE
NII HLDGS INC                	NOTE 3.125%	  62913FAJ1	  1416	   1500000	       SOLE    NONE 1500000  NONE
LEAP WIRELESS INTL INC SR NT 	NOTE 4.5% 7/1	  521863AL4	  1740	   2000000	       SOLE    NONE 2000000  NONE
SUNPOWER                     	DBCV 1.25%	  867652AA7	  1800	   2000000	       SOLE    NONE 2000000  NONE
TERREMARK WORLDWIDE INC      	NOTE 6.625%  	  881448AF1	  3820	   4000000	       SOLE    NONE 4000000  NONE
UAL CORP                     	NOTE 4.5% 6/3	  902549AH7	  4933	   5000000	       SOLE    NONE 5000000  NONE
VECTOR GROUP LTD             	FRNT 11/1	  92240MAS7	  7709	   6740000	       SOLE    NONE 6740000  NONE
VECTOR GROUP LTD             	DBCV 5.75%	  92240MAL2	 16203	  15250000	       SOLE    NONE15250000  NONE
LORAL SPACE &COMMUNICATION  	COM		  543881106	     2	        68	       SOLE    NONE	 68  NONE
RRI ENERGY INC CMN CLASS	COM		  74971X107	    39	     10566	       SOLE    NONE   10566  NONE
KKR FINL HLDGS LLC SENIOR       NOTE 7.5% 1/1     48248AAD0       7938     6500000             SOLE    NONE 6500000  NONE









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